Selected Statements of Operations Data	12 Months Ended
Dec. 31, 2021
Selected Statements of Operations Data [Abstract]
SELECTED STATEMENTS OF OPERATIONS DATA

NOTE 19:- SELECTED STATEMENTS OF OPERATIONS DATA

a.	Research and development expenses, net:

	Year ended December 31,
	2019	2020	2021

Total costs	$43,043	$47,156	$61,924
Less - capitalized software development costs	(5,665)	(5,798)	(7,911)

Research and development expenses, net	$37,378	$41,358	$54,013

b.	Financial expense, net

	Year ended December 31,
	2019	2020	2021
Financial income:
Interest	$382	$380	$887
Foreign currency translation	991	1,312	1,413
Derivatives gains, net	535	104	3,338

	1,908	1,796	5,638
Financial expenses:
Foreign currency translation, bank charges and other	1,646	1,299	2,046
Interest	3,030	4,302	3,794

	(4,676)	(5,601)	(5,840)

Financial expense, net	$(2,768)	$(3,805)	$(202)